Jan. 27, 2026
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND
INVESTMENT OBJECTIVE
The Marsico Global Fund's goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Investor Class	Institutional Class
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fee	0.78%	0.78%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	0.30%	0.28%
Total Annual Fund Operating Expenses(2)	1.33%	1.06%

(1)  Restated to reflect current fees. Trustees' fees and expenses are expected to decrease during fiscal year 2026.

(2)  The "Total Annual Fund Operating Expenses" in the table above do not correlate to the "ratio of total expenses to average net assets" amounts provided in the Financial Highlights for each of the share classes. The information in the Financial Highlights excludes the restatement of the Trustees' fees and expenses described above and acquired fund fees and expenses, both of which are included in the "Other Expenses" line item above.

Example

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Investor Class	Institutional Class
One Year	$135	$108
Three Years	$421	$337
Five Years	$729	$585
Ten Years	$1,601	$1,294

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico Global Fund is a "diversified" mutual fund and invests primarily in the common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in an unlimited number of companies of any size that are economically tied to any countries or markets throughout the world, including securities of companies economically tied to emerging markets. Under normal market conditions, the Fund will invest significantly (generally, at least 40% of its net assets) in the securities of issuers organized or located outside the U.S., doing business outside the U.S., or other foreign securities further described in this Prospectus (unless market conditions are not deemed favorable by the investment adviser to the Fund, Marsico Capital Management, LLC (see "Management" below), in which case the Fund generally will invest at least 30% of its net assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., which encompass not less than three different countries overall.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company's market share and the size of the underlying markets it serves.

The investment adviser seeks to select stocks of high-quality companies with compelling long-term capital appreciation potential. The fundamental investment approach combines "top-down" macro-economic analysis and investment theme development with "bottom-up" company and security analysis to identify attractive opportunities. The "top-down" approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction; interest rates; inflationary, disinflationary, and deflationary forces; employment; fiscal and monetary policy; trade policy; currency movements; credit conditions; demographic trends; the regulatory environment; and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, a company's specific market expertise or dominance; its market share position, strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security's reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect, such as a major new innovative product or new management team. This process is called "bottom-up" company and security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may communicate with a company's management and conduct other research to gain knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in the Fund's portfolio: core growth, aggressive growth, and "life cycle change." The majority of the Fund's assets (i.e., the primary investments held by the Fund over time) is generally invested in securities of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser's macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund's portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser's opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Often, these are companies whose stocks may be trading at low multiples, and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund's portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, the security reaches the investment adviser's price target or its price appreciation leads to overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates, and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund's portfolio, or to serve other investment purposes as discussed further in this Prospectus under "More Information About the Funds." The Fund is not intended as a vehicle for investing substantially in derivatives and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund's Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of a broad-based securities market index. The Fund's Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund's Institutional Class shares' average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund's Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class-specific expenses. The actual returns of the Fund's Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS

Best Quarter	(06/30/20):	33.31%
Worst Quarter	(06/30/22):	-21.74%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)
AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/25)	One Year	Five Years	Ten Years	Since Inception (Investor Class)	Since Inception (Institutional Class)
Investor Class (Inception Date 06/29/07)
Return Before Taxes	26.91%	11.50%	14.66%	11.20%	N/A
Return After Taxes on Distributions*	23.64%	9.64%	13.37%	9.94%	N/A
Return After Taxes on Distributions and Sale of Fund Shares*	18.26%	8.74%	12.01%	9.18%	N/A
Institutional Class (Inception Date 12/06/21)
Return Before Taxes	27.22%	N/A	N/A	N/A	12.15%
MSCI All Country World® Index**
(reflects no deduction for fees, expenses, or taxes)	22.34%	11.19%	11.72%	7.21%	10.19%

*  After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.

**  The Morgan Stanley Capital International All Country World Index ("MSCI All Country World® Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.